SCHEDULE OF DEPOSITS ON AIRCRAFT (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Gulfstream aircraft deposits	$ 3,000	$ 36,000	$ 39,000
Total deposits on aircraft	3,000	36,000	40,300
Less current portion	(3,000)	(36,000)	(25,125)
Total deposits on aircraft non-current			15,250
Honda aircraft deposits			1,300
Less current portion		$ (36,000)	$ (25,050)